UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA VIRGINIA BOND FUND -  3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2005

[LOGO OF USAA]
   USAA(R)

                      USAA VIRGINIA BOND Fund

                                    [GRAPHIC OF USAA VIRGINIA BOND FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
     DECEMBER 31, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA VIRGINIA BOND FUND
DECEMBER 31, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Wachovia Bank, N.A.

              (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., or Radian Asset Assurance, Inc. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              BAN    Bond Anticipation Notes

              GO     General Obligation

              IDA    Industrial Development Authority/Agency

              MFH    Multifamily Housing

              MLO    Municipal Lease Obligation

              PRE    Prerefunded to a date prior to maturity

              RB     Revenue Bond

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (97.0%)

             VIRGINIA
             Abingdon Town IDA Hospital RB,
  $ 3,305       Series 1998                                                            5.25%       7/01/2016      $  3,444
    1,360       Series 1998                                                            5.38        7/01/2028         1,403
    2,505    Alexandria IDA Educational Facilities RB, Series 1999 (PRE)               5.88        1/01/2023         2,702
             Alexandria IDA RB,
    5,755       Series 2000A (INS)                                                     5.90       10/01/2020         6,363
   12,480       Series 2000A (INS)                                                     5.90       10/01/2030        13,748
    4,010    Arlington County Public Improvement Bonds GO, Series 2001                 5.00        2/01/2020         4,219
             Biotechnology Research Park Auth. RB (MLO),
    3,215       Series 2001                                                            5.00        9/01/2017         3,411
    8,065       Series 2001                                                            5.00        9/01/2021         8,512
             Capital Region Airport Commission RB,
    2,700       Series 2005A (INS)                                                     5.00        7/01/2023         2,847
    2,665       Series 2005A (INS)                                                     5.00        7/01/2024         2,804
    1,500    Chesapeake GO, Series 2003B (INS)                                         5.00        6/01/2028         1,565
             Chesterfield County Health Center Commission Mortgage RB,
    1,500       Series 1996 (PRE)                                                      5.95       12/01/2026         1,565
   11,630       Series 1996 (PRE)                                                      6.00        6/01/2039        12,141
             College Building Auth. Educational Facilities RB,
    1,390       Series 2000 (Hampton Univ.) (PRE)                                      5.80        4/01/2016         1,529
    1,000       Series 2000 (Hampton Univ.) (PRE)                                      6.00        4/01/2020         1,107
    3,300       Series 2000A (INS)                                                     5.00        9/01/2017         3,485
    6,215       Series 2000A                                                           5.00        9/01/2019         6,557
    6,530       Series 2000A                                                           5.00        9/01/2020         6,859
    3,125       Series 2001A                                                           5.00        9/01/2017         3,319
    3,540       Series 2001A                                                           5.00        9/01/2018         3,759
    3,720       Series 2001A                                                           5.00        9/01/2019         3,950
    4,610       Series 2005A                                                           5.00        2/01/2024         4,881
    8,290       Series 2005A                                                           5.00        9/01/2024         8,802
    4,840       Series 2005A                                                           5.00        2/01/2025         5,120
    5,400    Commonwealth Housing Development Auth. Mortgage Bonds,
                Series 2005E, Subseries E-1                                            4.60        4/01/2028         5,412
    4,005    Commonwealth Port Auth. RB, Series 2005B                                  5.00        7/01/2030         4,211
             Commonwealth Transportation Board RB,
    1,600       Series 1997C (Route 58 Corridor)                                       5.13        5/15/2019         1,651
    2,150       Series 1999B (Route 58 Corridor) (PRE)                                 5.50        5/15/2022         2,316
    4,390       Series 2001B (Route 58 Corridor) (PRE)                                 5.25        5/15/2017         4,761
    4,795    Culpeper IDA RB (MLO), Series 2005 (INS)                                  5.00        1/01/2026         5,042
             Fairfax County Economic Development Auth. RB,
    7,000       Series 2004 (INS)                                                      5.00        4/01/2029         7,340
    6,150       Series 2005                                                            5.00        4/01/2032         6,425
             Fairfax County Economic Development Auth. RB (MLO),
    2,315       Series 2005                                                            5.00        1/15/2024         2,445
    7,980       Series 2005                                                            5.00        1/15/2030         8,373
    7,090       Series 2005                                                            5.00        1/15/2035         7,407
   15,180    Fairfax County INOVA Hospital IDA RB, Series 1996 (PRE)                   6.00        8/15/2026        15,732
    2,000    Fairfax County Redevelopment and Housing Auth. MFH RB, Series 1996A       6.00       12/15/2028         2,079
   11,000    Fairfax County Sewer RB, Series 1996 (PRE)(INS)                           5.88        7/15/2028        11,372
             Fairfax County Water Auth. RB,
    4,750       Series 1992                                                            6.00        4/01/2022         4,992
    5,235       Series 2000 (PRE)                                                      5.63        4/01/2025         5,741
    1,000       Series 2000 (PRE)                                                      5.75        4/01/2030         1,102
   12,275    Fauquier County IDA Hospital RB, Series 2002 (INS)                        5.25       10/01/2025        12,952

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL        MARKET
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
  $ 7,500    Front Royal & Warren County IDA Lease RB (MLO), Series B (INS)            5.00%       4/01/2029      $  7,832
    8,750    Galax IDA Hospital RB, Series 1995 (INS)                                  5.75        9/01/2020         8,954
    9,030    Hampton Convention Center RB, Series 2002A (INS)                          5.25        1/15/2023         9,651
    1,255    Hampton Redevelopment and Housing Auth. RB, Series 1996A                  6.00        1/20/2026         1,294
   12,185    Hanover County IDA Bon Secours Health System Hospital RB,
                Series 1995 (INS)                                                      6.38        8/15/2018        14,456
    9,750    Henrico County Economic Development Auth. RB, Bon
                Secours Health System, Series 2002A                                    5.60       11/15/2030        10,244
    2,500    Henry County IDA Hospital RB, Series 1997 (PRE)                           6.00        1/01/2027         2,591
    3,500    Isle of Wight County IDA RB, Series 2000A                                 5.85        1/01/2018         3,716
    4,705    James City County GO, Series 2005                                         5.00       12/15/2027         4,987
    1,000    King George County IDA Lease RB (MLO), Series 2004 (INS)                  5.00        3/01/2032         1,040
      350    Loudoun County GO, Series 2002A                                           5.25        5/01/2022           377
    1,040    Loudoun County IDA Public Safety Facility Lease RB (MLO),
                Series 2003A (INS)                                                     5.25       12/15/2021         1,127
    1,545    Lynchburg GO Public Improvement BAN, Series 2000 (PRE)                    5.75        6/01/2030         1,705
    7,000    Metropolitan Washington Airports Auth. RB, Series 1997A (PRE)(INS)        5.38       10/01/2023         7,269
             Montgomery County IDA RB (MLO),
    2,440       Series 2000B (PRE)(INS)                                                5.50        1/15/2022         2,674
    1,065       Series 2001 (INS)                                                      5.25        1/15/2019         1,152
             Newport News GO,
    3,170       Series 2000A (PRE)                                                     5.75        5/01/2018         3,521
    6,750       Series 2000A (PRE)                                                     5.75        5/01/2020         7,497
             Norfolk Parking Systems RB,
    5,610       Series 2005A (INS)                                                     5.00        2/01/2023         5,953
    6,285       Series 2005A (INS)                                                     5.00        2/01/2025         6,639
    5,000       Series 2005A (INS)                                                     5.00        2/01/2027         5,274
    1,850    Norfolk Redevelopment and Housing Auth. RB (MLO), Series 1999             5.50       11/01/2019         2,010
             Prince William County IDA Educational Facilities RB,
    1,695       Series 2003                                                            5.00       10/01/2018         1,755
    3,985       Series 2003                                                            5.38       10/01/2023         4,201
    7,500       Series 2003                                                            5.50       10/01/2033         7,929
             Prince William County IDA Potomac Hospital RB,
    1,210       Series 2003                                                            5.50       10/01/2017         1,319
    1,350       Series 2003                                                            5.50       10/01/2019         1,465
    4,000    Prince William County Service Auth. Water RB, Series 1999 (PRE)(INS)      5.60        7/01/2024         4,330
             Public School Auth. Financing GO,
    4,645       Series 1999B (PRE)                                                     6.00        8/01/2019         5,097
   10,585       Series 2000A (PRE)                                                     5.50        8/01/2020        11,599
    3,905       Series 2000B                                                           5.00        8/01/2018         4,153
    6,300       Series 2000B                                                           5.00        8/01/2019         6,699
    3,220       Series 2001A                                                           5.00        8/01/2018         3,435
             Resources Auth. Clean Water RB,
    1,790       Series 1999 (PRE)                                                      5.63       10/01/2022         1,962
    6,700       Series 2000 (PRE)                                                      5.38       10/01/2021         7,271
             Resources Auth. Infrastructure RB,
    1,265       Series 2001A (Pooled Water Loan)                                       5.00        5/01/2019         1,336
    2,300       Series 2002A                                                           5.25        5/01/2015         2,495
    1,280       Series 2004B                                                           5.00       11/01/2029         1,344
             Resources Auth. Water and Sewer RB,
    7,210       Series 1996A (Suffolk) (PRE)                                           5.63        4/01/2027         7,557
    1,620       Series 1997 (Botetourt) (PRE)                                          5.30       11/01/2022         1,709
             Resources Auth. Water System RB, Gloucester,
    1,670       Series 2002                                                            5.00        4/01/2017         1,791
    1,255       Series 2002                                                            5.00        4/01/2018         1,342

4

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA VIRGINIA BOND FUND
DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL                                                                            COUPON            FINAL
   AMOUNT    SECURITY                                                                  RATE         MATURITY         VALUE
--------------------------------------------------------------------------------------------------------------------------
             Richmond Convention Center Auth. RB,
  $ 6,295       Series 2000 (PRE)                                                      6.13%       6/15/2020      $  7,027
   14,750       Series 2000 (PRE)                                                      6.13        6/15/2025        16,464
    7,145       Series 2005 (INS)                                                      5.00        6/15/2024         7,533
    6,000       Series 2005 (INS)                                                      5.00        6/15/2025         6,311
    7,840    Richmond GO, Series 1999A (PRE)(INS)                                      5.13        1/15/2024         8,419
    6,345    Spotsylvania County Economic Development Auth. RB (MLO),
                Series 2005 (INS)                                                      5.00        2/01/2031         6,640
    2,335    Spotsylvania County Water and Sewer Systems RB, Series 2005 (INS)         5.00        6/01/2022         2,489
   13,850    Upper Occoquan Sewage Auth. RB, Series 2005 (INS)                         5.00        7/01/2025        14,683
    1,000    Virginia Beach Development Auth. Residential and Health Care
                Facility RB, Series 1997                                               6.15        7/01/2027         1,038
    7,610    Virginia Beach GO, Series 2000 (PRE)                                      5.50        3/01/2020         8,293
             Virginia Beach Water and Sewer System RB,
   10,395       Series 2000 (PRE)                                                      5.50        8/01/2025        11,301
   13,980       Series 2005                                                            5.00       10/01/2030        14,701
                                                                                                                  --------
             Total fixed-rate instruments (cost: $489,564)                                                         517,096
                                                                                                                  --------

             VARIABLE-RATE DEMAND NOTES (1.6%)

             VIRGINIA
    5,000    Loudoun County IDA RB, Series 2003A                                       3.77        2/15/2038         5,000
    3,400    Roanoke IDA Hospital RB, Series 2005 (LIQ)(INS)                           3.70        7/01/2027         3,400
                                                                                                                  --------
             Total variable-rate demand notes (cost: $8,400)                                                         8,400
                                                                                                                  --------

             TOTAL INVESTMENTS (COST: $497,964)                                                                   $525,496
                                                                                                                  ========

 N O T E S
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           to Portfolio of INVESTMENTS

USAA VIRGINIA BOND FUND
DECEMBER 31, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA Virginia Bond Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service
               (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

            3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of December 31, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of December 31, 2005, were $28,085,000 and $553,000, respectively, resulting in net unrealized appreciation of $27,532,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $532,980,000 at December 31, 2005, and, in total, may not equal 100%.

6

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

               DIRECTORS      Christopher W. Claus
                              Barbara B. Dreeben
                              Robert L. Mason, Ph.D.
                              Michael F. Reimherr
                              Laura T. Starks, Ph.D.
                              Richard A. Zucker

          ADMINISTRATOR,      USAA Investment Management Company
     INVESTMENT ADVISER,      P.O. Box 659453
            UNDERWRITER,      San Antonio, Texas 78265-9825
         AND DISTRIBUTOR

          TRANSFER AGENT      USAA Shareholder Account Services
                              9800 Fredericksburg Road
                              San Antonio, Texas 78288

               CUSTODIAN      State Street Bank and Trust Company
          AND ACCOUNTING      P.O. Box 1713
                   AGENT      Boston, Massachusetts 02105

             INDEPENDENT      Ernst & Young LLP
       REGISTERED PUBLIC      100 West Houston St., Suite 1800
         ACCOUNTING FIRM      San Antonio, Texas 78205

               TELEPHONE      Call toll free - Central time
        ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                              Saturday, 8:30 a.m. to 5 p.m.
                              Sunday, 10:30 a.m. to 7 p.m.

          FOR ADDITIONAL      (800) 531-8181
       INFORMATION ABOUT      For account servicing, exchanges,
            MUTUAL FUNDS      or redemptions (800) 531-8448

         RECORDED MUTUAL      24-hour service (from any phone)
       FUND PRICE QUOTES      (800) 531-8066

             MUTUAL FUND      (from touch-tone phones only)
          USAA TOUCHLINE      For account balance, last transaction, fund
                              prices, or to exchange or redeem fund shares
                              (800) 531-8777

         INTERNET ACCESS      USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48464-0206                                   (C)2006, USAA. All rights reserved.




ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Company's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Fund' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Company's internal controls or in other factors that could significantly affect the Company's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    FEBRUARY 27, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.